PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Shares	Value
Long-Term Investments 95.3%
Common Stocks
Belgium 2.2%
UCB SA	1,483	$290,473
Brazil 9.1%
MercadoLibre, Inc.*	375	744,439
NU Holdings Ltd. (Class A Stock)*	34,757	435,505
		1,179,944
China 1.9%
BYD Co. Ltd. (Class H Stock)	7,700	250,992
Denmark 5.1%
Novo Nordisk A/S, ADR	6,202	662,374
France 11.1%
EssilorLuxottica SA	1,169	283,881
Hermes International SCA	281	613,195
Safran SA	2,324	541,523
		1,438,599
Germany 5.9%
adidas AG	1,100	259,337
SAP SE, ADR	2,127	505,375
		764,712
Hong Kong 1.6%
Techtronic Industries Co. Ltd.	14,800	208,493
India 5.3%
Varun Beverages Ltd.	38,411	282,390
Zomato Ltd.*	123,379	408,498
		690,888
Italy 8.1%
Ferrari NV	1,965	853,124
Moncler SpA	4,122	201,897
		1,055,021

PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Japan 5.8%
Advantest Corp.	7,215	$397,364
Keyence Corp.	808	349,522
		746,886
Netherlands 3.4%
Adyen NV, 144A*	133	193,731
ASM International NV	466	251,836
		445,567
New Zealand 1.6%
Xero Ltd.*	1,805	204,676
Spain 4.9%
Industria de Diseno Textil SA	11,485	633,297
Sweden 1.7%
Atlas Copco AB (Class A Stock)	13,459	215,074
Switzerland 1.4%
Straumann Holding AG	1,448	188,448
Taiwan 8.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,946	1,097,988
United Kingdom 6.2%
AstraZeneca PLC, ADR	3,438	232,477
Compass Group PLC	16,628	569,370
		801,847
United States 11.5%
Ferguson Enterprises, Inc.	1,335	288,267
Monday.com Ltd.*	1,369	390,658

PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Schneider Electric SE	1,718	$442,073
Spotify Technology SA*	772	368,213
		1,489,211

Total Long-Term Investments (cost $10,847,774)		12,364,490
Short-Term Investment 4.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $605,817)(wb)	605,817	605,817

TOTAL INVESTMENTS 100.0% (cost $11,453,591)		12,970,307
Other assets in excess of liabilities 0.0%		931

Net Assets 100.0%		$12,971,238

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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